Schedule of Investments
(unaudited)
December 31, 2023
iShares
®
Semiconductor ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Common Stocks
Semiconductors & Semiconductor Equipment — 99.8%
Advanced Micro Devices, Inc.
(a)(b)
........ 5,997,827 $ 884,139,678
Analog Devices, Inc. ................. 1,981,397 393,426,188
Applied Materials, Inc. ............... 2,425,882 393,162,696
ASE Technology Holding Co. Ltd., ADR, NVS 6,867,840 64,626,374
ASML Holding NV (Registered), ADR, NVS
(a)
477,331 361,301,381
Axcelis Technologies, Inc.
(a)(b)
........... 361,695 46,908,225
Broadcom, Inc. .................... 784,999 876,255,134
Entegris , Inc.
(a)
.................... 1,673,676 200,539,858
Intel Corp. ....................... 13,057,008 656,114,652
KLA Corp. ........................ 667,161 387,820,689
Lam Research Corp. ................ 507,525 397,524,032
Lattice Semiconductor Corp.
(a)(b)
......... 1,529,674 105,532,209
Marvell Technology, Inc. .............. 6,519,795 393,208,836
Microchip Technology, Inc. ............. 4,354,607 392,698,459
Micron Technology, Inc. ............... 4,773,362 407,358,713
MKS Instruments, Inc. ............... 706,039 72,630,232
Monolithic Power Systems, Inc. ......... 509,547 321,412,057
NVIDIA Corp. ..................... 1,553,766 769,455,999
NXP Semiconductors NV ............. 1,780,422 408,927,325
ON Semiconductor Corp.
(a)(b)
........... 4,810,009 401,780,052
Qorvo, Inc.
(b)
...................... 1,084,104 122,080,951
QUALCOMM, Inc. .................. 4,522,651 654,111,014
Rambus, Inc.
(b)
.................... 1,196,959 81,692,452
Skyworks Solutions, Inc. .............. 1,787,542 200,955,472
STMicroelectronics NV, ADR, NVS
(a)
...... 2,855,410 143,141,703
Taiwan Semiconductor Manufacturing Co. Ltd.,
ADR, NVS ..................... 3,354,031 348,819,224
Teradyne, Inc.
(a)
.................... 1,708,288 185,383,414
Texas Instruments, Inc. ............... 2,379,337 405,581,785
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
United Microelectronics Corp., ADR, NVS
(a)
. 7,841,489 $ 66,338,997
Wolfspeed , Inc.
(a)(b)
.................. 1,389,806 60,470,459
Total Long-Term Investments — 99.8%
(Cost: $9,825,693,563) ........................... 10,203,398,260
Short-Term Securities
Money Market Funds — 2.6%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(e)
............ 246,019,805 246,192,018
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.33% .................. 14,209,536 14,209,536
Total Short-Term Securities — 2.6%
(Cost: $260,281,825) ............................. 260,401,554
Total Investments — 102.4%
(Cost: $10,085,975,388 ) ........................... 10,463,799,814
Liabilities in Excess of Other Assets — (2.4)% ............ (242,775,531)
Net Assets — 100.0% ..............................
$ 10,221,024,283
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares ............... $ 300,252,220 $ — $ (54,213,746)
(a)
$ 131,718 $ 21,826 $ 246,192,018 246,019,805 $ 1,177,815
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 12,751,014 1,458,522
(a)
— — — 14,209,536 14,209,536 507,819 —
$ 131,718 $ 21,826 $ 260,401,554 $ 1,685,634 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Semiconductor ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 69 03/15/2024 $ 13,541 $ 325,722
Russell 2000 E-Mini Index .................................................... 29 03/15/2024 2,969 172,040
$ 497,762
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 10,203,398,260 $ — $ — $ 10,203,398,260
Short-Term Securities
Money Market Funds ...................................... 260,401,554 — — 260,401,554
$ 10,463,799,814 $ — $ — $ 10,463,799,814
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 497,762 $ — $ — $ 497,762
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
NVS Non-Voting Shares